UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23140

FEG DIRECTIONAL ACCESS TEI FUND LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: JUNE 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Directional Access TEI Fund LLC

Schedule of Investments

June 30, 2016
(unaudited)

	Cost	Fair Value
Investment in FEG Directional Access Fund LLC (1) - 100.0%	$66,877,263	$66,852,411
Liabilities in excess of other assets - 0.0%		(31,370)
Total Members' Capital - 100.0%		$66,821,041

(1)	Invests the majority of its assets in FEG Directional Access Fund LLC The Schedule of Investments of FEG Directional Access Fund LLC is included below.

FEG Directional Access Fund LLC

Schedule of Investments

June 30, 2016
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)

Investments in Portfolio Funds:(2)
United States:
Hedged Equity: (3)
Brenner West Capital Qualified Partners, L.P.	$6,000,000	$6,302,729	8.4%	Quarterly (4)	60 days
Darsana Fund, L.P.	7,000,000	7,170,504	9.5	Quarterly (5)	60 days
Fine Partners I, L.P.	7,750,000	7,124,765	9.4	Annually (6)	60 days
FVP US-Q, L.P., Class D	6,000,000	6,748,860	8.9	Annually (7)	90 days
Hoplite Partners, L.P.	1,620,410	1,948,607	2.6	Quarterly (5)	45 days
Indus Asia Pacific Distribution Holding Company II, Ltd.	112,909	49,162	0.1	N/A(8)	N/A
JHL Capital Group Fund LLC, Class C	6,000,000	6,235,833	8.3	Quarterly	60 days
LAE Fund, L.P., Sub-Class Two	6,000,000	4,755,222	6.3	Semi-Annually (5)	60 days
Maple Rock US Fund, L.P., Class C	6,000,000	5,912,386	7.8	Quarterly (10)	60 days
Marble Arch QP Partners, L.P., Class A	5,000,000	6,490,017	8.6	Semi-Annually (4)	60 days
Palo Alto Healthcare Fund II, L.P.	2,297,165	4,343,631	5.8	Semi-Annually (5)	30 days
Pennant Windward Fund, L.P.	7,783,012	7,107,043	9.4	Quarterly (4)	60 days
Sachem Head L.P.	4,500,000	4,725,417	6.3	Quarterly (9)	65 days
Tybourne Equity (US) Fund	5,500,000	8,261,470	11.0	Quarterly (6)	60 days
Total investments in Portfolio Funds	$71,563,496	$77,175,646	102.4%

FEG Directional Access Fund LLC

Schedule of Investments (continued)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-term investments:
United States:
Money market fund:
Federated Prime Obligations Fund #10, 0.39% (11)	$1,829,777	$1,829,777	2.4%
Total investments in Portfolio Funds
and short-term investments	$73,393,273	$79,005,423	104.8%

Liabilities less other assets		(3,623,733)	(4.8)%

Members’ capital		$75,381,690	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(2)	Non-income producing.
(3)
Hedged directional investment strategies generally involve taking both long and short positions in equity securities deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, hedged directional Portfolio Fund Managers generally do not attempt to neutralize the amount of their long and short positions (i.e., they will be net long or net short).

(4)	Withdrawals from these Portfolio Funds are permitted after a one year lock-up period from the date of the initial investment.
(5)	Withdrawals from these Portfolio Funds are permitted after a two year lock-up period from the date of the initial investment.
(6)	Withdrawals from these Portfolio Funds are permitted after a three year lock-up period from the date of the initial investment.
(7)	Withdrawals from this Portfolio Fund are permitted after a five year lock-up period from the date of the initial investment.
(8)	The Portfolio Fund is in liquidation mode and will be distributed via in-kind distributions.
(9)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter.
(10)	Quarterly withdrawals are permitted subsequent to a 5% redemption fee on the proceeds.
(11)	The rate shown is the annualized 7-day yield as of June 30, 2016.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

See accompanying notes.

FEG Directional Access TEI Fund LLC (the “Fund”) invests all or substantially all of its assets in FEG Directional Access TEI Fund LDC (the “Offshore Fund”), a Cayman Islands exempted limited duration company with the same investment objective as the Fund. The Offshore Fund in turn invests all or substantially all of its assets in FEG Directional Access Fund LLC (the “Master Fund”). The Master Fund has the same investment objective as the Fund. The Fund records its investment in FEG Directional Access Fund at fair value which is represented by the Fund’s units held in FEG Directional Access Fund valued at their per unit net asset value. Valuation of investment funds and other investments held by the Master Fund is discussed in the notes to FEG Directional Access Fund’s financial statements. The performance of the Fund is directly affected by the performance of FEG Directional Access Fund. The Schedule of Investments for the Master Fund is included in this filing. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG DIRECTIONAL ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	August 29, 2016

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	August 29, 2016

*	Print the name and title of each signing officer under his or her signature.